UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21882
                                                     ---------

               Oppenheimer Rochester North Carolina Municipal Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Electric Utilities                                                         13.7%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                          12.9
--------------------------------------------------------------------------------
Single Family Housing                                                      11.7
--------------------------------------------------------------------------------
Higher Education                                                           11.3
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                         9.5
--------------------------------------------------------------------------------
Hospital/Health Care                                                        8.0
--------------------------------------------------------------------------------
General Obligation                                                          5.7
--------------------------------------------------------------------------------
Highways/Commuter Facilities                                                4.5
--------------------------------------------------------------------------------
Adult Living Facilities                                                     4.4
--------------------------------------------------------------------------------
Airlines                                                                    3.8

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        14.6%
--------------------------------------------------------------------------------
AA                                                                         22.6
--------------------------------------------------------------------------------
A                                                                          17.9
--------------------------------------------------------------------------------
BBB                                                                        34.9
--------------------------------------------------------------------------------
BB or lower                                                                10.0

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 10% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


            20 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            21 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Multifamily Housing                                                        15.1%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                          13.6
--------------------------------------------------------------------------------
Electric Utilities                                                         11.0
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        10.0
--------------------------------------------------------------------------------
Special Assessment                                                          7.0
--------------------------------------------------------------------------------
Single Family Housing                                                       5.4
--------------------------------------------------------------------------------
Paper, Containers, Packaging                                                5.1
--------------------------------------------------------------------------------
Higher Education                                                            5.1
--------------------------------------------------------------------------------
Adult Living Facilities                                                     4.8
--------------------------------------------------------------------------------
Hospital/Health Care                                                        3.1

Portfolio holdings are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        13.8%
--------------------------------------------------------------------------------
AA                                                                         17.6
--------------------------------------------------------------------------------
A                                                                          21.7
--------------------------------------------------------------------------------
BBB                                                                        27.3
--------------------------------------------------------------------------------
BB or lower                                                                19.6

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 18.5% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


            25 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            26 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


            27 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (4/1/07)      (9/30/07)     SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $  979.80     $  7.32
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00     1,017.70        7.46
--------------------------------------------------------------------------------
Class B Actual                     1,000.00       975.50       11.06
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00     1,013.94       11.27
--------------------------------------------------------------------------------
Class C Actual                     1,000.00       976.20       11.06
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00     1,013.94       11.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.47%
-----------------------------
Class B             2.22
-----------------------------
Class C             2.22

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


            28 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (4/1/07)      (9/30/07)     SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $  942.00     $  7.28
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00     1,017.60        7.56
--------------------------------------------------------------------------------
Class B Actual                     1,000.00       937.50       10.94
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00     1,013.84       11.37
--------------------------------------------------------------------------------
Class C Actual                     1,000.00       937.60       10.94
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00     1,013.84       11.37

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.49%
-----------------------------
Class B             2.24
-----------------------------
Class C             2.24

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


            29 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                        COUPON         MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--132.7%
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--58.7%
$     500,000   Albermarle, NC Hospital Authority                                     5.250%      10/01/2038    $     491,580
-----------------------------------------------------------------------------------------------------------------------------
       50,000   Asheville, NC COP 1                                                   5.125       06/01/2018           50,551
-----------------------------------------------------------------------------------------------------------------------------
      130,000   Asheville, NC COP 1                                                   6.500       02/01/2008          130,277
-----------------------------------------------------------------------------------------------------------------------------
      110,000   Asheville, NC Hsg. Authority (Woodridge Apartments) 1                 5.750       11/20/2029          111,683
-----------------------------------------------------------------------------------------------------------------------------
       10,000   Asheville, NC Hsg. Authority (Woodridge Apartments) 1                 5.800       11/20/2039           10,094
-----------------------------------------------------------------------------------------------------------------------------
       10,000   Buncombe County, NC Center for Mental Retardation
                (Blue Ridge Area Foundation) 1                                        7.750       11/01/2017           10,001
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Charlotte, NC Douglas International Airport Special
                Facilities (US Airways) 1                                             5.600       07/01/2027           24,175
-----------------------------------------------------------------------------------------------------------------------------
      250,000   Charlotte, NC Douglas International Airport Special
                Facilities (US Airways) 1                                             7.750       02/01/2028          261,990
-----------------------------------------------------------------------------------------------------------------------------
       40,000   Charlotte, NC Douglas International Airport, Series B 1               6.000       07/01/2028           41,705
-----------------------------------------------------------------------------------------------------------------------------
       15,000   Charlotte-Mecklenburg, NC Hospital Authority Health
                Care System (CHS/CMC/CIR/MHSP Obligated Group)                        5.000       01/15/2031           15,792
-----------------------------------------------------------------------------------------------------------------------------
       65,000   Charlotte-Mecklenburg, NC Hospital Authority Health
                Care System (CHS/CMC/CIR/MHSP Obligated Group)                        5.000       01/15/2031           65,507
-----------------------------------------------------------------------------------------------------------------------------
       95,000   Charlotte-Mecklenburg, NC Hospital Authority Health
                Care System (CMC/CMHA/CMHC/CIR Obligated Group) 1                     5.000       01/15/2017           97,084
-----------------------------------------------------------------------------------------------------------------------------
    1,050,000   Charlotte-Mecklenburg, NC Hospital Authority Health
                Care System (CMC/CMHA/CMHC/CIR Obligated Group) 1                     5.125       01/15/2022        1,073,247
-----------------------------------------------------------------------------------------------------------------------------
      285,000   Columbus County, NC IF&PCFA
                (International Paper Company) 1                                       5.800       12/01/2016          290,532
-----------------------------------------------------------------------------------------------------------------------------
       15,000   Columbus County, NC IF&PCFA
                (International Paper Company) 1                                       5.850       12/01/2020           15,223
-----------------------------------------------------------------------------------------------------------------------------
       35,000   Cumberland County, NC Finance Corp.
                (Detention Center & Mental Health) 1                                  5.250       06/01/2024           36,085
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Dare County, NC COP 1                                                 5.000       05/01/2019           25,166
-----------------------------------------------------------------------------------------------------------------------------
      500,000   Durham, NC Hsg. Authority (Naples Terrace Apartments) 1               5.700       06/01/2033          510,990
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Elizabeth City, NC Multifamily Hsg. (Walker Landing)                  5.125       03/20/2049          988,290
-----------------------------------------------------------------------------------------------------------------------------
      885,000   Gaston, NC IF&PCFA (National Gypsum) 1                                5.750       08/01/2035          902,479
-----------------------------------------------------------------------------------------------------------------------------
      110,000   Halifax County, NC IF&PCFA
                (Champion International Corp.) 1                                      5.450       11/01/2033          107,819
-----------------------------------------------------------------------------------------------------------------------------
       70,000   Halifax County, NC IF&PCFA
                (International Paper Company) 1                                       5.900       09/01/2025           71,800
-----------------------------------------------------------------------------------------------------------------------------
    2,400,000   Haywood County, NC IF&PCFA
                (International Paper Company)                                         4.450       03/01/2024        2,145,216
-----------------------------------------------------------------------------------------------------------------------------
       90,000   Mecklenburg County, NC IF&PCFA (Fluor Corp.) 1                        5.250       12/01/2009           90,090
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC Appalachian State University (Utility System) 1                    5.000       05/15/2024           15,390
-----------------------------------------------------------------------------------------------------------------------------
        5,000   NC Capital Facilities Finance Agency (Duke University) 1              5.125       10/01/2026            5,197
-----------------------------------------------------------------------------------------------------------------------------
        5,000   NC Capital Facilities Finance Agency (Duke University) 1              5.125       10/01/2041            5,148


            30 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                        COUPON         MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$   5,220,000   NC Capital Facilities Finance Agency
                (NC A&T University Foundation)                                        6.000% 2    06/01/2035    $   5,220,000
-----------------------------------------------------------------------------------------------------------------------------
       75,000   NC Centennial Authority Hotel Tax (Arena) 1                           5.125       09/01/2019           76,575
-----------------------------------------------------------------------------------------------------------------------------
       50,000   NC Eastern Municipal Power Agency                                     5.125       01/01/2026           50,813
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC Eastern Municipal Power Agency                                     5.750       01/01/2026           25,767
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC Eastern Municipal Power Agency                                     6.500       01/01/2018           29,453
-----------------------------------------------------------------------------------------------------------------------------
       80,000   NC Eastern Municipal Power Agency, Series A                           5.375       01/01/2024           81,113
-----------------------------------------------------------------------------------------------------------------------------
      195,000   NC Eastern Municipal Power Agency, Series A 1                         5.750       01/01/2026          202,391
-----------------------------------------------------------------------------------------------------------------------------
      300,000   NC Eastern Municipal Power Agency, Series B 1                         5.500       01/01/2017          300,423
-----------------------------------------------------------------------------------------------------------------------------
       60,000   NC Eastern Municipal Power Agency, Series B                           5.500       01/01/2021           60,041
-----------------------------------------------------------------------------------------------------------------------------
      655,000   NC Eastern Municipal Power Agency, Series B 1                         5.500       01/01/2021          655,996
-----------------------------------------------------------------------------------------------------------------------------
      575,000   NC Eastern Municipal Power Agency, Series B 1                         5.500       01/01/2021          575,874
-----------------------------------------------------------------------------------------------------------------------------
        5,000   NC Educational Facilities Finance Agency
                (Davidson College) 1                                                  5.100       12/01/2012            5,006
-----------------------------------------------------------------------------------------------------------------------------
       60,000   NC Educational Facilities Finance Agency
                (St. Augustine's College) 1                                           5.250       10/01/2018           61,033
-----------------------------------------------------------------------------------------------------------------------------
       35,000   NC Fayetteville State University 1                                    8.200       10/01/2009           35,123
-----------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA 1                                                              5.450       01/01/2011           20,542
-----------------------------------------------------------------------------------------------------------------------------
      120,000   NC HFA                                                                5.625       07/01/2030          121,321
-----------------------------------------------------------------------------------------------------------------------------
      355,000   NC HFA                                                                5.750       03/01/2017          362,050
-----------------------------------------------------------------------------------------------------------------------------
       35,000   NC HFA 1                                                              6.000       01/01/2016           35,688
-----------------------------------------------------------------------------------------------------------------------------
      280,000   NC HFA                                                                6.000       07/01/2016          284,796
-----------------------------------------------------------------------------------------------------------------------------
      400,000   NC HFA (Home Ownership) 1                                             4.800       01/01/2039          379,224
-----------------------------------------------------------------------------------------------------------------------------
      500,000   NC HFA (Home Ownership) 1                                             4.850       07/01/2038          479,835
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Home Ownership)                                               4.950       01/01/2032           14,739
-----------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Home Ownership)                                               5.000       07/01/2015           30,457
-----------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA (Home Ownership) 1                                             5.100       07/01/2017           20,498
-----------------------------------------------------------------------------------------------------------------------------
       70,000   NC HFA (Home Ownership) 1                                             5.150       01/01/2019           70,371
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Home Ownership) 1                                             5.200       01/01/2020           15,098
-----------------------------------------------------------------------------------------------------------------------------
       75,000   NC HFA (Home Ownership) 1                                             5.200       07/01/2026           75,350
-----------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA (Home Ownership) 1                                             5.250       07/01/2011           20,363
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Home Ownership) 1                                             5.250       07/01/2020           15,253
-----------------------------------------------------------------------------------------------------------------------------
       55,000   NC HFA (Home Ownership) 1                                             5.250       01/01/2022           55,715
-----------------------------------------------------------------------------------------------------------------------------
       35,000   NC HFA (Home Ownership)                                               5.250       07/01/2026           35,158
-----------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Home Ownership)                                               5.250       07/01/2034           30,920
-----------------------------------------------------------------------------------------------------------------------------
    5,000,000   NC HFA (Home Ownership) 3                                             5.250       07/01/2039        5,041,550
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC HFA (Home Ownership)                                               5.375       01/01/2023           25,507
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA (Home Ownership) 1                                             5.375       01/01/2029           10,052
-----------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA (Home Ownership)                                               5.400       07/01/2032           20,153


            31 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                        COUPON         MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$      60,000   NC HFA (Home Ownership) 1                                             5.950%      01/01/2027    $      60,531
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA (Multifamily Mtg.) 1                                           5.350       09/01/2014           10,011
-----------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Multifamily Mtg.) 1                                           5.450       09/01/2024           30,017
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA (Multifamily Mtg.) 1                                           6.700       01/01/2027           10,014
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC HFA (Multifamily) 1                                                5.950       07/01/2021           25,210
-----------------------------------------------------------------------------------------------------------------------------
        5,000   NC HFA (Single Family) 1                                              5.200       03/01/2010            5,080
-----------------------------------------------------------------------------------------------------------------------------
       40,000   NC HFA (Single Family) 1                                              5.350       09/01/2028           41,153
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family)                                                5.375       09/01/2014           15,503
-----------------------------------------------------------------------------------------------------------------------------
        5,000   NC HFA (Single Family)                                                5.600       09/01/2019            5,141
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family) 1                                              5.700       09/01/2026           15,385
-----------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Single Family) 1                                              5.850       09/01/2028           30,599
-----------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Single Family) 1                                              5.950       09/01/2017           30,498
-----------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA (Single Family) 1                                              6.125       03/01/2018           20,898
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family)                                                6.150       03/01/2017           15,351
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family) 1                                              6.200       03/01/2018           15,291
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA (Single Family) 1                                              6.250       03/01/2017           10,296
-----------------------------------------------------------------------------------------------------------------------------
       70,000   NC HFA (Single Family) 1                                              6.250       09/01/2027           71,720
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family) 1                                              6.450       09/01/2027           15,273
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA (Single Family) 1                                              6.600       09/01/2026           10,226
-----------------------------------------------------------------------------------------------------------------------------
      280,000   NC Medical Care Commission
                (ARC/HDS Alamance Hsg. Corp.) 1                                       5.800       10/01/2034          287,661
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (Carolina Medicorp)                        5.250       05/01/2009           25,030
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Carolina Medicorp) 1                      5.250       05/01/2026           10,010
-----------------------------------------------------------------------------------------------------------------------------
       95,000   NC Medical Care Commission (Catholic Health East) 1                   5.000       11/15/2018           96,971
-----------------------------------------------------------------------------------------------------------------------------
       50,000   NC Medical Care Commission (Catholic Health East) 1                   5.000       11/15/2028           50,794
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC Medical Care Commission
                (Deerfield Episcopal Retirement Community) 1                          5.000       11/01/2023           15,004
-----------------------------------------------------------------------------------------------------------------------------
       40,000   NC Medical Care Commission
                (First Health of the Carolinas) 1                                     5.000       10/01/2028           40,305
-----------------------------------------------------------------------------------------------------------------------------
       30,000   NC Medical Care Commission
                (Gaston Memorial Hospital) 1                                          5.400       02/15/2011           30,609
-----------------------------------------------------------------------------------------------------------------------------
       50,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group) 1                                       5.000       02/15/2019           50,584
-----------------------------------------------------------------------------------------------------------------------------
      350,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group) 1                                       5.400       02/15/2011          357,105
-----------------------------------------------------------------------------------------------------------------------------
      185,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group) 1                                       5.500       02/15/2019          189,727
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group) 1                   5.500       10/01/2031           24,934
-----------------------------------------------------------------------------------------------------------------------------
      270,000   NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group) 1                   5.600       10/01/2036          269,231


            32 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                        COUPON         MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$      10,000   NC Medical Care Commission (Grace Healthcare System) 1                5.250%      10/01/2016    $      10,076
-----------------------------------------------------------------------------------------------------------------------------
      200,000   NC Medical Care Commission
                (Halifax Regional Medical Center) 1                                   5.000       08/15/2018          193,870
-----------------------------------------------------------------------------------------------------------------------------
       55,000   NC Medical Care Commission
                (Halifax Regional Medical Center)                                     5.000       08/15/2024           54,471
-----------------------------------------------------------------------------------------------------------------------------
      180,000   NC Medical Care Commission (Moravian Home) 1                          5.100       10/01/2030          169,324
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Novant Health) 1                          5.000       10/01/2018           10,199
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (Novant Health) 1                          5.000       10/01/2024           25,488
-----------------------------------------------------------------------------------------------------------------------------
       40,000   NC Medical Care Commission (Novant Health)                            5.000       10/01/2028           40,798
-----------------------------------------------------------------------------------------------------------------------------
       50,000   NC Medical Care Commission (Novant Health) 1                          5.125       05/01/2016           50,048
-----------------------------------------------------------------------------------------------------------------------------
       45,000   NC Medical Care Commission (Novant Health) 1                          5.250       05/01/2021           45,053
-----------------------------------------------------------------------------------------------------------------------------
      180,000   NC Medical Care Commission (Novant Health) 1                          5.250       05/01/2026          180,178
-----------------------------------------------------------------------------------------------------------------------------
      950,000   NC Medical Care Commission
                (Novant Health/FMH/PH Obligated Group)                                5.000       11/01/2039          958,313
-----------------------------------------------------------------------------------------------------------------------------
       60,000   NC Medical Care Commission (Rex Healthcare) 1                         5.000       06/01/2023           60,991
-----------------------------------------------------------------------------------------------------------------------------
      145,000   NC Medical Care Commission (Southminster) 1                           6.125       10/01/2018          146,301
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (St. Josephs) 1                            5.125       10/01/2028           25,649
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (St. Josephs) 1                            5.125       10/01/2028           10,212
-----------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (Stanly Health Services) 1                 6.250       10/01/2019            5,202
-----------------------------------------------------------------------------------------------------------------------------
       20,000   NC Medical Care Commission (Stanly Total Living Center) 1             5.375       10/01/2014           20,225
-----------------------------------------------------------------------------------------------------------------------------
       60,000   NC Medical Care Commission (Stanly Total Living Center) 1             5.375       10/01/2019           60,673
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Stanly Health Services/
                Stanly Memorial Hospital/Stanly Manor/Home
                Care of the Carolinas Obligated Group)                                6.375       10/01/2029           10,361
-----------------------------------------------------------------------------------------------------------------------------
       75,000   NC Medical Care Commission (The DePaul Group) 1                       6.125       01/01/2028           71,242
-----------------------------------------------------------------------------------------------------------------------------
       20,000   NC Medical Care Commission (Village at Brookwood) 1                   6.375       01/01/2022           20,183
-----------------------------------------------------------------------------------------------------------------------------
       70,000   NC Medical Care Commission
                (Wake County Hospital System)                                         5.250       10/01/2017           71,477
-----------------------------------------------------------------------------------------------------------------------------
      810,000   NC Medical Care Commission
                (Wake County Hospital System) 1                                       5.375       10/01/2026          827,034
-----------------------------------------------------------------------------------------------------------------------------
       50,000   NC Medical Care Commission
                (Wayne Memorial Hospital/Wayne Health Corp.) 1                        5.000       10/01/2021           50,996
-----------------------------------------------------------------------------------------------------------------------------
      135,000   NC Medical Care Commission
                (Well-Spring Retirement Community) 1                                  5.375       01/01/2020          135,012
-----------------------------------------------------------------------------------------------------------------------------
       35,000   NC Medical Care Commission
                (Well-Spring Retirement Community) 1                                  6.250       01/01/2027           35,014
-----------------------------------------------------------------------------------------------------------------------------
       15,000   NC Medical Care Commission (Wilson Memorial Hospital) 1               5.250       11/01/2020           15,019
-----------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission Hospital
                (Almance Health System) 1                                             5.500       08/15/2013           10,014
-----------------------------------------------------------------------------------------------------------------------------
      100,000   NC Medical Care Commission Hospital
                (Almance Health System) 1                                             5.500       08/15/2024          100,133


            33 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                        COUPON         MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$       5,000   NC Medical Care Commission Retirement Facilities
                (Cypress Glen Retirement Community) 1                                 6.000%      10/01/2033    $       5,103
-----------------------------------------------------------------------------------------------------------------------------
       40,000   NC Medical Care Commission Retirement Facilities
                (Givens Estates) 1                                                    4.375       07/01/2009           39,688
-----------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission Retirement Facilities
                (The Forest at Duke)                                                  5.100       09/01/2013           25,080
-----------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission Retirement Facilities
                (The United Methodist Retirement Homes) 1                             5.500       10/01/2035            4,820
-----------------------------------------------------------------------------------------------------------------------------
    1,850,000   NC Medical Care Commission Retirement Facilities
                (Village at Brookwood) 1                                              5.250       01/01/2032        1,722,776
-----------------------------------------------------------------------------------------------------------------------------
       20,000   NC Municipal Power Agency 1                                           5.000       01/01/2020           20,453
-----------------------------------------------------------------------------------------------------------------------------
       80,000   NC Municipal Power Agency 1                                           5.125       01/01/2015           81,345
-----------------------------------------------------------------------------------------------------------------------------
       50,000   NC Municipal Power Agency                                             5.125       01/01/2017           51,182
-----------------------------------------------------------------------------------------------------------------------------
      505,000   NC Municipal Power Agency 1                                           5.125       01/01/2017          514,363
-----------------------------------------------------------------------------------------------------------------------------
       65,000   Northampton County, NC IF&PCFA
                (Champion International Corp.) 1                                      6.450       11/01/2029           67,151
-----------------------------------------------------------------------------------------------------------------------------
      100,000   Raleigh Durham, NC Airport Authority 1                                5.000       05/01/2037          100,830
-----------------------------------------------------------------------------------------------------------------------------
       40,000   Raleigh, NC GO 1                                                      5.500       06/01/2009           40,464
                                                                                                                -------------
                                                                                                                   30,110,332
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--74.0%
      100,000   Guam Education Financing Foundation COP 1                             5.000       10/01/2023          102,997
-----------------------------------------------------------------------------------------------------------------------------
       75,000   Guam GO, Series A 1                                                   5.375       11/15/2013           75,015
-----------------------------------------------------------------------------------------------------------------------------
       40,000   Guam Power Authority, Series A                                        5.250       10/01/2013           40,004
-----------------------------------------------------------------------------------------------------------------------------
       75,000   Guam Power Authority, Series A                                        5.250       10/01/2023           72,287
-----------------------------------------------------------------------------------------------------------------------------
       60,000   Guam Power Authority, Series A                                        5.250       10/01/2023           60,237
-----------------------------------------------------------------------------------------------------------------------------
    1,400,000   Northern Mariana Islands Ports Authority, Series A                    5.000       06/01/2030        1,276,856
-----------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico Aqueduct & Sewer Authority                                5.000       07/01/2019           20,389
-----------------------------------------------------------------------------------------------------------------------------
    1,170,000   Puerto Rico Children's Trust Fund (TASC)                              5.375       05/15/2033        1,165,086
-----------------------------------------------------------------------------------------------------------------------------
    1,250,000   Puerto Rico Children's Trust Fund (TASC)                              5.500       05/15/2039        1,251,475
-----------------------------------------------------------------------------------------------------------------------------
    3,270,000   Puerto Rico Children's Trust Fund (TASC)                              5.625       05/15/2043        3,283,636
-----------------------------------------------------------------------------------------------------------------------------
   16,000,000   Puerto Rico Children's Trust Fund (TASC)                              6.342 4     05/15/2050          994,080
-----------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO 1                                         0.000 5     07/01/2028           97,671
-----------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO 1                                         5.000       07/01/2026          100,696
-----------------------------------------------------------------------------------------------------------------------------
       70,000   Puerto Rico Commonwealth GO 1                                         5.125       07/01/2031           70,853
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Commonwealth GO                                           5.250       07/01/2024        1,043,050
-----------------------------------------------------------------------------------------------------------------------------
    1,045,000   Puerto Rico Commonwealth GO 1                                         5.250       07/01/2030        1,080,864
-----------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Electric Power Authority 1                                5.250       07/01/2029           10,562
-----------------------------------------------------------------------------------------------------------------------------
      185,000   Puerto Rico Electric Power Authority, Series DD                       5.000       07/01/2028          189,941
-----------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Electric Power Authority, Series DD                       5.000       07/01/2028           15,403
-----------------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Electric Power Authority, Series TT                       5.000       07/01/2037        2,535,500


            34 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                           VALUE
       AMOUNT                                                                        COUPON         MATURITY       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   4,000,000   Puerto Rico Electric Power Authority, Series UU 6                     4.291% 2    07/01/2031    $   3,753,800
-----------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico HFC 1                                                     5.100       12/01/2018           10,061
-----------------------------------------------------------------------------------------------------------------------------
       55,000   Puerto Rico HFC (Homeowner Mtg.)                                      5.100       12/01/2031           55,244
-----------------------------------------------------------------------------------------------------------------------------
      445,000   Puerto Rico HFC, Series B 1                                           5.300       12/01/2028          451,857
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Highway & Transportation Authority 1                      5.000       07/01/2022           25,258
-----------------------------------------------------------------------------------------------------------------------------
    3,200,000   Puerto Rico Highway & Transportation Authority, Series N 6            4.121 2     07/01/2045        3,033,376
-----------------------------------------------------------------------------------------------------------------------------
      335,000   Puerto Rico IMEPCF (American Airlines) 1                              6.450       12/01/2025          337,533
-----------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico IMEPCF (American Home Products) 1                         5.100       12/01/2018           36,806
-----------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Industrial Devel. Company, Series B 1                     5.375       07/01/2016           51,071
-----------------------------------------------------------------------------------------------------------------------------
    1,400,000   Puerto Rico Infrastructure 1                                          5.000       07/01/2046        1,406,300
-----------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico Infrastructure 1                                          5.500       10/01/2040           21,098
-----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                      5.000       03/01/2036        1,455,660
-----------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                      5.375       02/01/2019           25,349
-----------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                      5.375       02/01/2029           80,163
-----------------------------------------------------------------------------------------------------------------------------
      615,000   Puerto Rico Port Authority (American Airlines), Series A 1            6.250       06/01/2026          615,332
-----------------------------------------------------------------------------------------------------------------------------
    1,315,000   Puerto Rico Port Authority (American Airlines), Series A              6.300       06/01/2023        1,314,987
-----------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Port Authority, Series D 1                                6.000       07/01/2021           35,095
-----------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Port Authority, Series D 1                                7.000       07/01/2014           35,149
-----------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Public Buildings Authority 1                              5.125       07/01/2017           10,162
-----------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Public Buildings Authority 1                              5.250       07/01/2033           35,989
-----------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico Public Buildings Authority, Series B 1                    5.000       07/01/2012           76,209
-----------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Public Buildings Authority, Series D 1                    5.250       07/01/2036            5,098
-----------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Public Finance Corp., Series A 1                          5.750       08/01/2027           10,660
-----------------------------------------------------------------------------------------------------------------------------
    6,500,000   Puerto Rico Sales Tax Financing Corp., Series A                       4.518 2     08/01/2057        6,324,435
-----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Sales Tax Financing Corp., Series A 1                     5.250       08/01/2057        2,073,780
-----------------------------------------------------------------------------------------------------------------------------
      200,000   University of Puerto Rico 1                                           5.000       06/01/2025          204,006
-----------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico 1                                           5.000       06/01/2026          254,830
-----------------------------------------------------------------------------------------------------------------------------
      300,000   University of Puerto Rico, Series Q 1                                 5.000       06/01/2030          304,089
-----------------------------------------------------------------------------------------------------------------------------
       50,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan) 1           5.000       10/01/2031           48,738
-----------------------------------------------------------------------------------------------------------------------------
      240,000   V.I. Public Finance Authority (Hovensa Refinery) 1                    6.125       07/01/2022          248,597
-----------------------------------------------------------------------------------------------------------------------------
      200,000   V.I. Public Finance Authority (Hovensa) 1                             5.875       07/01/2022          207,534
-----------------------------------------------------------------------------------------------------------------------------
      300,000   V.I. Public Finance Authority, Series A 1                             5.625       10/01/2025          306,144
-----------------------------------------------------------------------------------------------------------------------------
       70,000   V.I. Public Finance Authority, Series A                               5.625       10/01/2025           71,726
-----------------------------------------------------------------------------------------------------------------------------
    1,550,000   V.I. Water & Power Authority, Series A 1                              5.000       07/01/2031        1,522,381
                                                                                                                -------------
                                                                                                                   37,935,119

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $69,271,420)-132.7%                                                              68,045,451
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(32.7)                                                                      (16,785,235)
                                                                                                                -------------
NET ASSETS-100.0%                                                                                               $  51,260,216
                                                                                                                =============


            35 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC       Assoc. of Retarded Citizens
CHS       Catholic Health Service
CIR       Charlotte Institute of Rehabilitation
CMC       Carolinas Medical Center
CMHA      Charlotte-Mecklenburg Hospital Authority
CMHC      Center for Mental Health-Charlotte
COP       Certificates of Participation
FMH       Forsyth Memorial Hospital
GHC       Gaston Health Care
GHS       Gaston Health Services
GMH       Gaston Memorial Hospital
GO        General Obligation
HFA       Housing Finance Agency/Authority
HFC       Housing Finance Corp.
IF&PCFA   Industrial Facilities & Pollution Control Financing Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control
          Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MHSP      Mercy Hospital South Pineville
PH        Presbyterian Hospital
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE,AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                               MARKET VALUE    PERCENT
--------------------------------------------------------------------------------
Electric Utilities                                     $  9,326,948       13.7%
Sales Tax Revenue                                         8,797,183       12.9
Single Family Housing                                     7,958,112       11.7
Higher Education                                          7,670,994       11.3
Tobacco Master Settlement Agreement                       6,694,277        9.5
Hospital/Health Care                                      5,420,341        8.0
General Obligation                                        3,844,814        5.7
Highways/Commuter Facilities                              3,058,634        4.5
Adult Living Facilities                                   2,981,857        4.4
Airlines                                                  2,554,017        3.8
Paper, Containers & Packaging                             2,217,016        3.3
Multifamily Housing                                       1,823,408        2.7
Water Utilities                                           1,542,770        2.3
Special Tax                                               1,482,875        2.2
Building Products                                           902,479        1.3
Resource Recovery                                           688,259        1.0
Municipal Leases                                            401,121        0.6
Oil, Gas & Consumable Fuels                                 248,597        0.4
Marine/Aviation Facilities                                  212,779        0.3
Construction & Engineering                                   90,090        0.1
Government Appropriation                                     45,988        0.1
Pharmaceuticals                                              36,806        0.1
Correctional Facilities                                      36,085        0.1
Not-for-Profit Organization                                  10,001        0.0
                                                       ------------------------
Total                                                  $ 68,045,451      100.0%
                                                       ========================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            36 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--165.3%
---------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--107.3%
$       25,000   Alexandria, VA IDA (Alexandria Hospital) 1                               5.500%    07/01/2014     $       25,037
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Alexandria, VA IDA Educational Facilities
                 (Episcopal High School) 1                                                5.250     01/01/2010             10,037
---------------------------------------------------------------------------------------------------------------------------------
       265,000   Alexandria, VA IDA Pollution Control
                 (Potomac Electric Power Company) 1                                       5.375     02/15/2024            265,170
---------------------------------------------------------------------------------------------------------------------------------
       760,000   Alexandria, VA IDA Pollution Control
                 (Potomac Electric Power Company)                                         5.375     02/15/2024            761,003
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Alexandria, VA Redevel. & Hsg. Authority
                 (CRS Alexandria Hsg. Corp.) 1                                            6.125     10/01/2029             62,291
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Alexandria, VA Redevel. & Hsg. Authority (Essex House) 1                 5.550     07/01/2028             60,647
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Arlington County, VA IDA
                 (Ogden Martin Systems of Union) 1                                        5.375     01/01/2013             51,062
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Bedford County, VA IDA (Georgia-Pacific Corp.) 1                         5.600     12/01/2025            281,286
---------------------------------------------------------------------------------------------------------------------------------
       175,000   Bedford County, VA IDA (Georgia-Pacific Corp.) 1                         6.300     12/01/2025            175,935
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Bedford County, VA IDA (Georgia-Pacific Corp.) 1                         6.550     12/01/2025            126,665
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Broadway, VA IDA (Bridgewater College) 1                                 5.375     04/01/2033              5,047
---------------------------------------------------------------------------------------------------------------------------------
       265,000   Buena Vista, VA Public Recreational Facilities Authority
                 (Golf Course)                                                            5.500     07/15/2035            267,401
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Chesapeake, VA Airport Authority 1                                       5.300     08/01/2019             25,303
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Chesapeake, VA GO 1                                                      5.000     05/01/2014             30,632
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Chesapeake, VA IDA (Chesapeake Court House) 1                            5.250     06/01/2017             10,213
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Danville, VA IDA (Collegiate Hsg. Foundation) 1                          6.500     06/01/2014             25,978
---------------------------------------------------------------------------------------------------------------------------------
        70,000   Danville, VA IDA Educational Facilities (Averett University) 1           6.000     03/15/2016             72,146
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Dulles, VA Town Center CDA (Dulles Town Center) 1                        6.250     03/01/2026            132,991
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Fairfax County, VA IDA (Inova Health Systems) 1                          5.000     08/15/2025             20,093
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Fairfax County, VA Redevel. & Hsg. Authority
                 (Grand View Apartments) 1                                                5.450     08/01/2025             30,313
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Fairfax County, VA Redevel. & Hsg. Authority
                 (Herndon Harbor House) 1                                                 5.875     08/01/2027             25,319
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Fairfax County, VA Redevel. & Hsg. Authority
                 (Paul Spring Retirement Center) 1                                        6.000     12/15/2028            129,201
---------------------------------------------------------------------------------------------------------------------------------
       355,000   Giles County, VA IDA (Hoechst Celanese Corp.) 1                          5.950     12/01/2025            345,859
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Giles County, VA IDA (Hoechst Celanese Corp.) 1                          6.450     05/01/2026             50,118
---------------------------------------------------------------------------------------------------------------------------------
       210,000   Giles County, VA IDA (Hoechst Celanese Corp.) 1                          6.625     12/01/2022            210,120
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Goochland County, VA IDA (Georgia-Pacific Corp.) 1                       5.650     12/01/2025            122,933
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Hampton Roads, VA Regional Jail Authority 1                              5.000     07/01/2028             10,077
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Hampton, VA Redevel. & Hsg. Authority (Olde Hampton)                     6.500     07/01/2016            489,380
---------------------------------------------------------------------------------------------------------------------------------
       170,000   Henrico County, VA IDA (Browning-Ferris Industries) 1                    5.875     03/01/2017            170,401
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Henrico County, VA IDA (Collegiate School) 1                             5.100     10/15/2029             50,293


            37 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$       75,000   Henrico County, VA IDA (Governmental) 1                                  5.600%    06/01/2016     $       75,866
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Henrico County, VA IDA (Governmental) 1                                  5.600     06/01/2017            101,155
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Hopewell, VA GO 1                                                        5.000     07/15/2009             50,055
---------------------------------------------------------------------------------------------------------------------------------
       600,000   Isle Wight County, VA IDA Environmental Improvement
                 (International Paper Company)                                            6.600     05/01/2024            627,342
---------------------------------------------------------------------------------------------------------------------------------
       125,000   James City County, VA IDA (Anheuser-Busch Companies) 1                   6.000     04/01/2032            126,166
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Lancaster County, VA IDA
                 (Rappahannock Westminster Canterbury) 1                                  6.000     04/01/2032              9,981
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Lexington, VA IDA (Kendal at Lexington) 1                                5.500     01/01/2037            476,915
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Loudoun County, VA IDA (Dulles Airport Marriott Hotel) 1                 7.125     09/01/2015             35,097
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Louisa, VA IDA Pollution Control
                 (Virginia Electric & Power Company) 1                                    5.250     12/01/2008             65,723
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Louisa, VA IDA Pollution Control
                 (Virginia Electric & Power Company) 1                                    5.450     01/01/2024             35,049
---------------------------------------------------------------------------------------------------------------------------------
       510,000   Louisa, VA IDA Pollution Control
                 (Virginia Electric & Power Company) 1                                    5.450     01/01/2024            513,050
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Lynchburg, VA IDA (Lynchburg College) 1                                  5.250     09/01/2028             10,059
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Lynchburg, VA IDA
                 (Westminster-Canterbury Residential Care Facility) 1                     5.000     07/01/2031            140,486
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Manassas, VA GO 1                                                        6.000     05/01/2014             10,215
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Manassas, VA IDA (Prince William Hospital) 1                             5.125     04/01/2023             51,082
---------------------------------------------------------------------------------------------------------------------------------
       100,000   New Port, VA CDA 1                                                       5.600     09/01/2036             97,851
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Norfolk, VA Airport Authority (Air Cargo) 1                              6.250     01/01/2030             36,125
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Norfolk, VA EDA, Series A 1                                              6.000     11/01/2036            292,335
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Norfolk, VA GO 1                                                         5.750     06/01/2017             10,092
---------------------------------------------------------------------------------------------------------------------------------
       790,000   Norfolk, VA Redevel. & Hsg. Authority
                 (First Mtg.-Retirement Community) 1                                      6.125     01/01/2035            794,187
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Norfolk, VA Water 1                                                      5.250     11/01/2013             50,066
---------------------------------------------------------------------------------------------------------------------------------
       315,000   Norfolk, VA Water 1                                                      5.375     11/01/2023            315,416
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Norfolk, VA Water 1                                                      5.900     11/01/2025            105,192
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Northampton County, VA GO 1                                              5.300     07/15/2018             51,376
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Northern VA Transportation District
                 (Virginia Railway Express) 1                                             5.150     07/01/2012             51,059
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Northern VA Transportation District
                 (Virginia Railway Express) 1                                             5.400     07/01/2017             20,428
---------------------------------------------------------------------------------------------------------------------------------
       290,000   Norton, VA IDA (Norton Community Hospital) 1                             6.000     12/01/2022            303,755
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Portsmouth, VA Redevel. & Hsg. Authority
                 (Chowan Apartments) 1                                                    5.850     12/20/2030             35,663
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Prince William County, VA IDA (Melrose Apartments) 1                     5.400     01/01/2029             76,430
---------------------------------------------------------------------------------------------------------------------------------
        85,000   Prince William County, VA IDA (Potomac Place Associates) 1               6.250     12/20/2027             87,638


            38 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$      170,000   Prince William County, VA IDA (Prince William Hospital) 1                5.250%    04/01/2019     $      170,097
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Prince William County, VA IDA (Prince William Hospital) 1                5.625     04/01/2012             20,030
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Reynolds Crossing, VA Community Devel. Authority
                 (Reynolds Crossing) 1                                                    5.100     03/01/2021            484,810
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Richmond, VA IDA (Virginia Commonwealth
                 University Real Estate Foundation) 1                                     5.550     01/01/2031             46,481
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Richmond, VA Metropolitan Authority (Expressway) 1                       5.400     01/15/2013              5,039
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Richmond, VA Public Utility 1                                            5.125     01/15/2028             10,147
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Richmond, VA Redevel. & Hsg. Authority (Old Manchester) 1                5.000     03/01/2015             20,276
---------------------------------------------------------------------------------------------------------------------------------
        85,000   Southampton County, VA IDA Medical Facilities Mtg. 1                     5.625     01/15/2022             86,794
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Stafford County, VA COP 1                                                5.000     11/01/2009             55,063
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Stafford County, VA EDA Hospital Facilities
                 (MediCorp Health System) 1                                               5.250     06/15/2037            101,177
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Suffolk County, VA IDA (Hotel & Conference Center) 1                     5.125     10/01/2035              5,396
---------------------------------------------------------------------------------------------------------------------------------
       430,000   Suffolk, VA Redevel. & Hsg. Authority
                 (Hope Village Apartments)                                                5.600     02/01/2033            444,882
---------------------------------------------------------------------------------------------------------------------------------
       400,000   Suffolk, VA, IDA (Lake Prince Center) 1                                  5.300     09/01/2031            387,856
---------------------------------------------------------------------------------------------------------------------------------
       200,000   VA Celebrate South CDA Special Assessment 1                              6.250     03/01/2037            203,720
---------------------------------------------------------------------------------------------------------------------------------
     1,145,000   VA College Building Authority Educational Facilities
                 (Regent University)                                                      5.000     06/01/2036          1,103,551
---------------------------------------------------------------------------------------------------------------------------------
       250,000   VA Farms New Kent Community Devel. Authority
                 Special Assessment 1                                                     5.800     03/01/2036            242,048
---------------------------------------------------------------------------------------------------------------------------------
       250,000   VA Gateway Community Devel. Authority 1                                  6.375     03/01/2030            261,008
---------------------------------------------------------------------------------------------------------------------------------
       100,000   VA H2O Community Devel. Authority 1                                      5.200     09/01/2037             91,984
---------------------------------------------------------------------------------------------------------------------------------
        50,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1                            5.600     11/01/2017             51,002
---------------------------------------------------------------------------------------------------------------------------------
        25,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1                            6.000     11/01/2011             25,437
---------------------------------------------------------------------------------------------------------------------------------
        50,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1                            6.200     05/01/2012             50,893
---------------------------------------------------------------------------------------------------------------------------------
        20,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.000     11/01/2014             20,374
---------------------------------------------------------------------------------------------------------------------------------
        80,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.000     11/01/2019             80,562
---------------------------------------------------------------------------------------------------------------------------------
        90,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.450     05/01/2012             92,047
---------------------------------------------------------------------------------------------------------------------------------
        10,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.500     05/01/2013             10,227
---------------------------------------------------------------------------------------------------------------------------------
        50,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.500     11/01/2013             51,188
---------------------------------------------------------------------------------------------------------------------------------
        15,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.750     11/01/2009             15,071
---------------------------------------------------------------------------------------------------------------------------------
        15,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.800     11/01/2009             15,268
---------------------------------------------------------------------------------------------------------------------------------
       100,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.800     05/01/2012            100,437
---------------------------------------------------------------------------------------------------------------------------------
        10,000   VA Hsg. Devel. Authority (Multifamily) 1                                 5.950     05/01/2009             10,014
---------------------------------------------------------------------------------------------------------------------------------
        30,000   VA Hsg. Devel. Authority (Multifamily) 1                                 6.050     05/01/2010             30,566
---------------------------------------------------------------------------------------------------------------------------------
        10,000   VA Hsg. Devel. Authority (Multifamily) 1                                 6.050     05/01/2010             10,043
---------------------------------------------------------------------------------------------------------------------------------
       225,000   VA Hsg. Devel. Authority (Multifamily) 1                                 6.050     11/01/2017            228,263


            39 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$       55,000   VA Hsg. Devel. Authority (Multifamily) 1                                 6.150%    05/01/2011     $       56,209
---------------------------------------------------------------------------------------------------------------------------------
        25,000   VA Hsg. Devel. Authority (Multifamily) 1                                 6.200     05/01/2013             25,414
---------------------------------------------------------------------------------------------------------------------------------
        50,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                 5.250     01/01/2019             51,153
---------------------------------------------------------------------------------------------------------------------------------
       220,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                 5.250     09/01/2022            223,298
---------------------------------------------------------------------------------------------------------------------------------
        25,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                 5.350     02/01/2011             25,684
---------------------------------------------------------------------------------------------------------------------------------
       325,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                 5.450     11/01/2027            333,772
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000   VA Hsg. Devel. Authority (Rental Hsg.)                                   5.550     01/01/2027          2,550,500
---------------------------------------------------------------------------------------------------------------------------------
       150,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                 5.625     10/01/2020            153,416
---------------------------------------------------------------------------------------------------------------------------------
     1,355,000   VA Hsg. Devel. Authority (Rental Hsg.)                                   5.625     11/01/2038          1,390,799
---------------------------------------------------------------------------------------------------------------------------------
        45,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                 5.650     02/01/2014             46,143
---------------------------------------------------------------------------------------------------------------------------------
        65,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                 6.000     08/01/2017             67,157
---------------------------------------------------------------------------------------------------------------------------------
        45,000   VA Hsg. Devel. Authority, Series B 1                                     5.500     03/01/2021             45,989
---------------------------------------------------------------------------------------------------------------------------------
        40,000   VA Hsg. Devel. Authority, Series B 1                                     5.600     05/01/2008             40,218
---------------------------------------------------------------------------------------------------------------------------------
        35,000   VA Hsg. Devel. Authority, Series B 1                                     5.950     05/01/2016             35,687
---------------------------------------------------------------------------------------------------------------------------------
       105,000   VA Hsg. Devel. Authority, Series D 1                                     5.125     06/01/2019            106,720
---------------------------------------------------------------------------------------------------------------------------------
        75,000   VA Hsg. Devel. Authority, Series D 1                                     6.000     04/01/2024             77,148
---------------------------------------------------------------------------------------------------------------------------------
        50,000   VA Hsg. Devel. Authority, Series E 1                                     5.700     05/01/2011             50,228
---------------------------------------------------------------------------------------------------------------------------------
        50,000   VA Hsg. Devel. Authority, Series H 1                                     5.350     07/01/2031             51,147
---------------------------------------------------------------------------------------------------------------------------------
        40,000   VA Hsg. Devel. Authority, Series H 1                                     5.625     11/01/2022             40,813
---------------------------------------------------------------------------------------------------------------------------------
       140,000   VA Hsg. Devel. Authority, Series J 1                                     6.250     05/01/2015            142,155
---------------------------------------------------------------------------------------------------------------------------------
       105,000   VA Hsg. Devel. Authority, Series L 1                                     5.950     11/01/2009            105,140
---------------------------------------------------------------------------------------------------------------------------------
        60,000   VA Multifamily Hsg.
                 (The Broad Point/American International Group) 1                         5.950 5   11/01/2033             60,897
---------------------------------------------------------------------------------------------------------------------------------
        30,000   VA New River Valley Regional Jail Authority 1                            5.125     10/01/2019             30,630
---------------------------------------------------------------------------------------------------------------------------------
       400,000   VA Peninsula Ports Authority (The Brinks Company) 1                      6.000     04/01/2033            417,140
---------------------------------------------------------------------------------------------------------------------------------
        85,000   VA Peninsula Ports Authority Health Care Facilities
                 (Bon Secours Health Systems) 1                                           5.250     08/15/2023             86,793
---------------------------------------------------------------------------------------------------------------------------------
     1,100,000   VA Peninsula Town Center Community Devel.
                 Authority Special Obligation                                             6.450     09/01/2037          1,138,632
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   VA Port Authority 3                                                      5.000     07/01/2036          1,007,380
---------------------------------------------------------------------------------------------------------------------------------
        20,000   VA Port Authority 1                                                      5.000     07/01/2027             20,377
---------------------------------------------------------------------------------------------------------------------------------
        20,000   VA Resources Authority Airports, Series B 1                              5.125     08/01/2027             20,246
---------------------------------------------------------------------------------------------------------------------------------
        45,000   VA Resources Authority Water & Sewer (South Hill) 1                      5.200     11/01/2017             45,959
---------------------------------------------------------------------------------------------------------------------------------
       250,000   VA Small Business Financing Authority
                 (Wellmont Health System)                                                 5.250     09/01/2037            246,830
---------------------------------------------------------------------------------------------------------------------------------
    22,000,000   VA Tobacco Settlement Authority                                          5.770 4   06/01/2047          1,558,480
---------------------------------------------------------------------------------------------------------------------------------
       150,000   VA Tobacco Settlement Authority (TASC) 1                                 5.500     06/01/2026            164,454
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Virginia Beach, VA Devel. Authority (Beth Shalom) 1                      5.200     04/01/2034             25,514
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Virginia Beach, VA Devel. Authority
                 (Our Lady of Perpetual Help Health Center) 1                             6.150     07/01/2027             45,487


            40 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
     $ 100,000   Virginia Beach, VA Industrial Devel. Revenue (Holiday Inn) 1             7.250%    12/01/2012     $      100,128
---------------------------------------------------------------------------------------------------------------------------------
       290,000   West Point, VA IDA Solid Waste (Chesapeake Corp.) 1                      6.250     03/01/2019            287,117
---------------------------------------------------------------------------------------------------------------------------------
       310,000   West Point, VA IDA Solid Waste (Chesapeake Corp.) 1                      6.375     03/01/2019            312,837
---------------------------------------------------------------------------------------------------------------------------------
        35,000   York County, VA IDA (Virginia Electric & Power Company) 1                5.500     07/01/2009             35,396
                                                                                                                   --------------
                                                                                                                       24,453,643

---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--58.0%
       200,000   Northern Mariana Islands Ports Authority, Series A 1                     5.000     06/01/2030            182,408
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Aqueduct & Sewer Authority 1                                 5.000     07/01/2019            101,946
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.375     05/15/2033            129,454
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.625     05/15/2043            301,251
---------------------------------------------------------------------------------------------------------------------------------
    25,800,000   Puerto Rico Children's Trust Fund (TASC)                                 6.417 4   05/15/2050          1,602,954
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Commonwealth GO 1                                            5.250     07/01/2030            103,432
---------------------------------------------------------------------------------------------------------------------------------
       850,000   Puerto Rico Electric Power Authority, Series TT 1                        5.000     07/01/2037            862,070
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Electric Power Authority, Series UU 3                        4.291 5   07/01/2031          1,876,900
---------------------------------------------------------------------------------------------------------------------------------
       245,000   Puerto Rico HFC, Series B 1                                              5.300     12/01/2028            248,775
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico IMEPCF (American Home Products) 1                            5.100     12/01/2018              5,258
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Puerto Rico Infrastructure 1                                             5.000     07/01/2041             15,080
---------------------------------------------------------------------------------------------------------------------------------
       950,000   Puerto Rico Infrastructure 1                                             5.000     07/01/2046            954,275
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                         5.375     02/01/2019            101,395
---------------------------------------------------------------------------------------------------------------------------------
       420,000   Puerto Rico Port Authority (American Airlines), Series A 1               6.250     06/01/2026            420,227
---------------------------------------------------------------------------------------------------------------------------------
       215,000   Puerto Rico Port Authority (American Airlines), Series A                 6.300     06/01/2023            214,998
---------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Sales Tax Financing Corp., Series A 3                        4.518 5   08/01/2057          4,864,950
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Puerto Rico Sales Tax Financing Corp., Series A 1                        5.250     08/01/2057            259,223
---------------------------------------------------------------------------------------------------------------------------------
       500,000   University of Puerto Rico, Series P                                      5.000     06/01/2021            515,405
---------------------------------------------------------------------------------------------------------------------------------
       100,000   University of Puerto Rico, Series Q 1                                    5.000     06/01/2030            101,363
---------------------------------------------------------------------------------------------------------------------------------
       120,000   V.I. Public Finance Authority (Hovensa Refinery) 1                       6.125     07/01/2022            124,298
---------------------------------------------------------------------------------------------------------------------------------
       250,000   V.I. Water & Power Authority, Series A 1                                 5.000     07/01/2031            245,534
                                                                                                                   --------------
                                                                                                                       13,231,196

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $39,031,608)-165.3%                                                                  37,684,839
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(65.3)                                                                          (14,891,232)
                                                                                                                   --------------
NET ASSETS-100.0%                                                                                                  $   22,793,607
                                                                                                                   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.


            41 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA        Communities Devel. Authority
COP        Certificates of Participation
EDA        Economic Devel. Authority
GO         General Obligation
HFC        Housing Finance Corp.
IDA        Industrial Devel. Agency
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Multifamily Housing                                      $  5,668,021      15.1%
Sales Tax Revenue                                           5,124,173      13.6
Electric Utilities                                          4,149,191      11.0
Tobacco Master Settlement Agreement                         3,756,593      10.0
Special Assessment                                          2,653,044       7.0
Single Family Housing                                       2,024,493       5.4
Paper, Containers & Packaging                               1,934,115       5.1
Higher Education                                            1,908,966       5.1
Adult Living Facilities                                     1,809,425       4.8
Hospital/Health Care                                        1,182,689       3.1
Marine/Aviation Facilities                                  1,109,431       2.9
Special Tax                                                   969,355       2.6
Hotels, Restaurants & Leisure                                 922,336       2.5
Water Utilities                                               874,260       2.3
Airlines                                                      635,225       1.7
Chemicals                                                     606,097       1.6
Municipal Leases                                              457,983       1.2
General Obligation                                            438,210       1.2
Education                                                     325,500       0.9
Sports Facility Revenue                                       267,401       0.7
Government Appropriation                                      232,084       0.6
Sewer Utilities                                               170,401       0.5
Beverages                                                     126,166       0.3
Oil, Gas & Consumable Fuels                                   124,298       0.3
Highways/Commuter Facilities                                   76,526       0.2
Student Housing                                                72,459       0.2
Resource Recovery                                              51,062       0.1
Correctional Facilities                                        10,077       0.0
Pharmaceuticals                                                 5,258       0.0
                                                         -----------------------
Total                                                    $ 37,684,839     100.0%
                                                         =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            42 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER      OPPENHEIMER
                                                                            ROCHESTER        ROCHESTER
                                                                       NORTH CAROLINA         VIRGINIA
                                                                            MUNICIPAL        MUNICIPAL
September 30, 2007                                                               FUND             FUND
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at cost                                                   $   69,271,420   $   39,031,608
=======================================================================================================
Investments, at value                                                  $   68,045,451   $   37,684,839
-------------------------------------------------------------------------------------------------------
Cash                                                                          153,723          194,627
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                      757,290          398,014
Shares of beneficial interest sold                                            472,557          181,234
Due from Manager                                                                   --               42
Other                                                                           1,219            1,067
                                                                       --------------------------------
Total assets                                                               69,430,240       38,459,823

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 5)                                          6,800,000        9,000,000
Payable for short-term floating rate notes issued (See Note 1)              6,160,000        6,550,000
Investments purchased*                                                      5,101,568           30,317
Interest expense on borrowings                                                 43,757           36,332
Dividends                                                                      33,418           15,972
Distribution and service plan fees                                             19,709            9,450
Shares of beneficial interest redeemed                                          1,369           17,949
Shareholder communications                                                      4,193            2,978
Transfer and shareholder servicing agent fees                                     769              612
Trustees' compensation                                                            736              607
Other                                                                           4,505            1,999
                                                                       --------------------------------
Total liabilities                                                          18,170,024       15,666,216

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $   51,260,216   $   22,793,607
                                                                       ================================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $        3,655   $        1,876
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                 52,578,152       24,081,548
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                             117,019          249,475
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                 (212,641)        (192,523)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                 (1,225,969)      (1,346,769)
                                                                       --------------------------------
NET ASSETS                                                             $   51,260,216   $   22,793,607
                                                                       ================================
*Investments purchased on a when-issued basis or forward commitment    $    5,000,000   $           --


            43 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER      OPPENHEIMER
                                                                            ROCHESTER        ROCHESTER
                                                                       NORTH CAROLINA         VIRGINIA
                                                                            MUNICIPAL        MUNICIPAL
                                                                                 FUND             FUND
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                             $   43,136,474   $   19,662,368
Shares of benefical interest outstanding                                    3,075,546        1,617,551
Per share                                                              $        14.03   $        12.16
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                            $        14.73   $        12.77
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                             $      457,160   $      405,946
Shares of benefical interest outstanding                                       32,598           33,428
Per share                                                              $        14.02   $        12.14
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                             $    7,666,582   $    2,725,293
Shares of benefical interest outstanding                                      546,754          224,640
Per share                                                              $        14.02   $        12.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            44 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER      OPPENHEIMER
                                                                            ROCHESTER        ROCHESTER
                                                                       NORTH CAROLINA         VIRGINIA
                                                                            MUNICIPAL        MUNICIPAL
For the Six Months Ended September 30, 2007                                      FUND             FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest                                                               $      980,321   $      696,818

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                82,218           49,544
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        22,157           12,664
Class B                                                                           852            1,513
Class C                                                                        33,378           11,334
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         1,488            1,882
Class B                                                                            85              136
Class C                                                                         2,071              713
-------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         1,668            3,243
Class B                                                                           355              590
Class C                                                                         1,266              807
-------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                179,499          186,935
-------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued
(See Note 1)                                                                  100,835           62,391
-------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                    13,660           13,575
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                     1,656            2,602
-------------------------------------------------------------------------------------------------------
Trustees' compensation                                                            593              241
-------------------------------------------------------------------------------------------------------
Other                                                                          12,068           12,625
                                                                       --------------------------------
Total expenses                                                                453,849          360,795
Less reduction to custodian expenses                                             (637)          (1,406)
Less waivers and reimbursements of expenses                                  (206,687)        (215,300)
                                                                       --------------------------------
Net expenses                                                                  246,525          144,089

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         733,796          552,729

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                             (211,340)        (191,069)
-------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                       (1,273,336)      (1,536,727)

-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     (750,880)  $   (1,175,067)
                                                                       ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            45 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Oppenheimer Rochester North Carolina Municipal Fund

                                                                            SIX MONTHS          PERIOD
                                                                                 ENDED           ENDED
                                                                    SEPTEMBER 30, 2007       MARCH 31,
                                                                           (UNAUDITED)          2007 1
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                                    $     733,796   $     214,190
--------------------------------------------------------------------------------------------------------
Net realized loss                                                             (211,340)         (1,301)
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                        (1,273,336)         47,367
                                                                         -------------------------------
Net increase (decrease) in net assets resulting from operations               (750,880)        260,256

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       (514,586)       (149,994)
Class B                                                                         (3,218)           (709)
Class C                                                                       (122,759)        (42,285)
                                                                         -------------------------------
                                                                              (640,563)       (192,988)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                     33,348,243      10,717,031
Class B                                                                        397,343          61,014
Class C                                                                      2,737,474       5,221,286
                                                                         -------------------------------
                                                                            36,483,060      15,999,331

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                              35,091,617      16,066,599
--------------------------------------------------------------------------------------------------------
Beginning of period                                                         16,168,599         102,000 2
                                                                         -------------------------------

End of period (including accumulated net investment income of
$117,019 and $23,786, respectively)                                      $  51,260,216   $  16,168,599
                                                                         ===============================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            46 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

Oppenheimer Rochester Virginia Municipal Fund

                                                                            SIX MONTHS          PERIOD
                                                                                 ENDED           ENDED
                                                                    SEPTEMBER 30, 2007       MARCH 31,
                                                                           (UNAUDITED)          2007 1
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                                    $     552,729   $     334,588
--------------------------------------------------------------------------------------------------------
Net realized loss                                                             (191,069)         (1,454)
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                        (1,536,727)        189,958
                                                                         -------------------------------
Net increase (decrease) in net assets resulting from operations             (1,175,067)        523,092

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       (356,265)       (222,574)
Class B                                                                         (5,771)           (957)
Class C                                                                        (43,347)         (9,222)
                                                                         -------------------------------
                                                                              (405,383)       (232,753)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                      9,957,529      10,634,898
Class B                                                                        288,777         148,549
Class C                                                                      1,691,968       1,259,997
                                                                         -------------------------------
                                                                            11,938,274      12,043,444

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                              10,357,824      12,333,783
--------------------------------------------------------------------------------------------------------
Beginning of period                                                         12,435,783         102,000 2
                                                                         -------------------------------

End of period (including accumulated net investment income of
$249,475 and $102,129, respectively)                                     $  22,793,607   $  12,435,783
                                                                         ===============================

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            47 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER
                                                                            ROCHESTER
                                                                       NORTH CAROLINA
                                                                            MUNICIPAL
For the Six Months Ended September 30, 2007                                      FUND
--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------
Net decrease in net assets from operations                             $     (750,880)
--------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                         (35,213,168)
Proceeds from disposition of investment securities                          7,287,238
Short-term investment securities, net                                     (19,264,471)
Premium amortization                                                           78,295
Discount accretion                                                            (32,975)
Net realized loss on investments                                              211,340
Net change in unrealized depreciation on investments                        1,273,336
Increase in interest receivable                                              (481,530)
Increase in other assets                                                          (76)
Increase in payable for securities purchased                                4,525,534
Increase in payable for accrued expenses                                       23,784
                                                                       ---------------
Net cash used in operating activities                                     (42,343,573)

--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------
Proceeds from bank borrowings                                              27,200,000
Payments on bank borrowings                                               (23,900,000)
Proceeds from short-term floating rate notes issued                         3,360,000
Proceeds from shares sold                                                  37,299,564
Payment on shares redeemed                                                 (1,376,355)
Cash distributions paid                                                      (409,916)
                                                                       ---------------
Net cash provided by financing activities                                  42,173,293

--------------------------------------------------------------------------------------
Net decrease in cash                                                         (170,280)
--------------------------------------------------------------------------------------
Cash, beginning balance                                                       324,003
                                                                       ---------------
Cash, ending balance                                                   $      153,723
                                                                       ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $204,918.

Cash paid for interest on bank borrowings-$146,448.

Cash paid for interest on short-term floating rate notes issued-$100,835.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            48 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER
                                                                            ROCHESTER
                                                                             VIRGINIA
                                                                            MUNICIPAL
For the Six Months Ended September 30, 2007                                      FUND
--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------
Net decrease in net assets from operations                             $   (1,175,067)
--------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                         (19,103,370)
Proceeds from disposition of investment securities                          4,605,927
Short-term investment securities, net                                      (7,247,667)
Premium amortization                                                           69,072
Discount accretion                                                           (106,414)
Net realized loss on investments                                              191,069
Net change in unrealized depreciation on investments                        1,536,727
Increase in interest receivable                                              (179,058)
Decrease in receivable for securities sold                                    668,100
Increase in other assets                                                           (1)
Decrease in payable for securities purchased                                  (62,663)
Increase in payable for accrued expenses                                        4,233
                                                                       ---------------
Net cash used in operating activities                                     (20,799,112)

--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------
Proceeds from bank borrowings                                              19,800,000
Payments on bank borrowings                                               (14,700,000)
Proceeds from short-term floating rate notes issued                         4,050,000
Proceeds from shares sold                                                  13,451,697
Payment on shares redeemed                                                 (1,632,799)
Cash distributions paid                                                      (289,290)
                                                                       ---------------
Net cash provided by financing activities                                  20,679,608

--------------------------------------------------------------------------------------
Net decrease in cash                                                         (119,504)
--------------------------------------------------------------------------------------
Cash, beginning balance                                                       314,131
                                                                       ---------------
Cash, ending balance                                                   $      194,627
                                                                       ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $106,378.

Cash paid for interest on bank borrowings-$165,321.

Cash paid for interest on short-term floating rate notes issued-$62,391.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            49 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Oppenheimer Rochester North Carolina Municipal Fund

                                                            CLASS A                        CLASS B                        CLASS C
                                            Six Months       Period        Six Months       Period        Six Months       Period
                                                 Ended        Ended             Ended        Ended             Ended        Ended
                                        Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,
                                           (Unaudited)       2007 1       (Unaudited)       2007 1       (Unaudited)       2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  14.64     $  14.40           $ 14.64      $ 14.40           $ 14.63      $ 14.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income 2                            .36          .31               .31          .25               .31          .25
Net realized and unrealized gain
(loss)                                            (.65)         .19              (.67)         .20              (.66)         .19
                                              --------------------------------------------------------------------------------------
Total from investment operations                  (.29)         .50              (.36)         .45              (.35)         .44
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.32)        (.26)             (.26)        (.21)             (.26)        (.21)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  14.03     $  14.64           $ 14.02      $ 14.64           $ 14.02      $ 14.63
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               (2.02)%       3.48%            (2.45)%       3.14%            (2.38)%       3.02%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                    $ 43,136     $ 10,883           $   457      $    62           $ 7,667      $ 5,224
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 23,164     $  7,927           $   172      $    47           $ 6,671      $ 2,670
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             5.03%        4.48%             4.34%        3.59%             4.35%        3.56%
Expenses excluding interest and fees
on short-term floating rate notes
issued                                            2.12%        2.09%             3.48%       10.13%             3.10%        2.95%
Interest and fees on short-term
floating rate notes issued 5                      0.67%        0.15%             0.67%        0.15%             0.67%        0.15%
                                              --------------------------------------------------------------------------------------
Total expenses                                    2.79% 6      2.24% 6           4.15% 6     10.28% 6           3.77% 6      3.10% 6
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses 7                           1.47%        0.95%             2.22%        1.70%             2.22%        1.70%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             28%           0%               28%           0%               28%           0%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history.

7. Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            50 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

Oppenheimer Rochester Virginia Municipal Fund

                                                            CLASS A                        CLASS B                        CLASS C
                                            Six Months       Period        Six Months       Period        Six Months       Period
                                                 Ended        Ended             Ended        Ended             Ended        Ended
                                        Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,
                                           (Unaudited)       2007 1       (Unaudited)       2007 1       (Unaudited)       2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  13.21     $  12.60          $  13.20     $  12.60          $  13.19      $ 12.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income 2                            .39          .54               .34          .43               .35          .43
Net realized and unrealized gain
(loss)                                           (1.15)         .44             (1.16)         .47             (1.17)         .44
                                              --------------------------------------------------------------------------------------
Total from investment operations                  (.76)         .98              (.82)         .90              (.82)         .87
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.29)        (.37)             (.24)        (.30)             (.24)        (.28)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  12.16     $  13.21          $  12.14     $  13.20          $  12.13      $ 13.19
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               (5.80)%       7.81%            (6.25)%       7.13%            (6.24)%       6.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                    $ 19,663     $ 11,023          $    406     $    150          $  2,725      $ 1,263
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 15,451     $  7,721          $    303     $     40          $  2,269      $   400
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             6.22%        5.89%             5.43%        4.66%             5.48%        4.69%
Expenses excluding interest and fees
on short-term floating rate notes
issued                                            3.17%        3.11%             4.43%        8.07%             4.09%        4.38%
Interest and fees on short-term
floating rate notes issued 5                      0.69%        0.32%             0.69%        0.32%             0.69%        0.32%
                                              --------------------------------------------------------------------------------------
Total expenses                                    3.86% 6      3.43% 6           5.12% 6      8.39% 6           4.78% 6      4.70% 6
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses 7                 1.49%        1.12%             2.24%        1.87%             2.24%        1.87%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             24%           2%               24%           2%               24%           2%

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history.

7. Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            51 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester North Carolina Municipal Fund ("North Carolina Fund") and Oppenheimer Rochester Virginia Municipal Fund ("Virginia Fund"), collectively (the "Funds"), are each non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The investment objective of each of the Funds is to seek a high level of current interest income exempt from federal and its state income taxes for individual investors as is consistent with preservation of capital. The Funds' investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Funds offer Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Funds in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Funds.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds' assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, identified by the portfolio pricing service, prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not


            52 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds' assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Funds on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Funds may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Funds maintain internally designated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Funds' net asset value to the extent the Funds execute such transactions while remaining substantially fully invested. The Funds may also sell securities that they purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the following Fund had purchased securities issued on a when-issued basis or forward commitment.

                         PURCHASED ON A WHEN-ISSUED BASIS
                                    OR FORWARD COMMITMENT
                       ----------------------------------
                        North Carolina Fund   $ 5,000,000

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Funds invest in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Funds will not invest more than 20% of their total assets in inverse floaters. As of September 30, 2007, the following Funds held inverse floaters.

                                  INVERSE FLOATER   % OF TOTAL ASSETS
           ----------------------------------------------------------
           North Carolina Fund        $   627,176               0.90%
           Virginia Fund                1,199,230               3.12

Certain inverse floating rate securities are created when the Funds purchase and subsequently transfer a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Funds. The terms of these inverse


            53 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

floating rate securities grant the Funds the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Funds' repurchase of the underlying municipal bond. Following such a request, the Funds pay the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Funds include the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Funds also include the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on their Statements of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Funds' Statements of Operations. At September 30, 2007 municipal bond holdings shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the short-term floating rate notes issued and outstanding at that date. The value of the municipal bond holdings and the short-term floating rate notes issued are shown in the following table.

                               VALUE OF MUNICIPAL   SHORT-TERM FLOATING
                                    BOND HOLDINGS     RATE NOTES ISSUED
         --------------------------------------------------------------
         North Carolina Fund          $ 6,787,176           $ 6,160,000
         Virginia Fund                  7,749,230             6,550,000

At September 30, 2007, the Funds' residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL     INVERSE                       COUPON   MATURITY          VALUE AS OF
AMOUNT        FLOATER 1                    RATES 2      DATES   SEPTEMBER 30, 2007
-----------------------------------------------------------------------------------
NORTH CAROLINA FUND
$   400,000   Puerto Rico Electric Power
              Authority ROLs                 5.880%    7/1/31          $   153,800
    640,000   Puerto Rico Highway &
              Transportation
              Authority ROLs                 4.990     7/1/45              473,376
                                                                       -----------
                                                                       $   627,176
                                                                       ===========
VIRGINIA FUND
$   200,000   Puerto Rico Electric Power
              Authority ROLs                 5.250%    7/1/31          $    76,900
  1,000,000   Puerto Rico Sales Tax
              Financing Corp. ROLs 3         6.050     8/1/57              864,950
    250,000   VA Port Authority ROLs         7.540     7/1/36              257,380
                                                                       -----------
                                                                       $ 1,199,230
                                                                       ===========

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 36 of the North Carolina Fund's Statement of Investments and page 42 of the Virginia Fund's Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.


            54 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

The Funds enter into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Funds. These agreements commit the Funds to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Funds would not be required to make such a reimbursement. The Manager monitors the Funds' potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Funds' investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2007, in addition to the exposure detailed in the preceding tables, the Funds' maximum exposure under such agreements is estimated at as shown in the following table.

                                    APPROXIMATE MAXIMUM EXPOSURE
               -------------------------------------------------
               North Carolina Fund                   $        --
               Virginia Fund                           4,000,000

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

As of September 30, 2007, the Funds had available for federal income tax purposes estimated capital loss carryforwards expiring by 2015 as shown in the following table.

                                      CAPITAL LOSS CARRYFORWARDS
               -------------------------------------------------
               North Carolina Fund                     $ 212,641
               Virginia Fund                             192,538


            55 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of September 30, 2007, it is estimated that the Funds will not utilize any capital loss carryforwards to offset realized capital gains. During the fiscal year ended March 31, 2007, the Funds did not utilize any capital loss carryforward. As of March 31, 2007, the Funds had available for federal income tax purposes post-October losses as follows:

                                             POST-OCTOBER LOSSES
               -------------------------------------------------
               North Carolina Fund                       $ 1,301
               Virginia Fund                               1,450

As of March 31, 2007, Fthe following Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                        EXPIRING
               -------------------------------------------------
               Virginia Fund                2015           $  19

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Funds have adopted an unfunded retirement plan (the "Plan") for the Funds' independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2007, the Funds' projected benefit obligations were increased and payments were made to retired trustees, resulting in an accumulated liability as shown in the following table:

                                PROJECTED BENEFIT   PAYMENTS MADE
                                      OBLIGATIONS      TO RETIRED   ACCUMULATED
                                        INCREASED        TRUSTEES     LIABILITY
-------------------------------------------------------------------------------
North Carolina Fund                        $  432          $  101        $  620
Virginia Fund                                 143              77           482

The Funds' Board of Trustees have adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Funds or in other


            56 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

Oppenheimer funds selected by the Trustee. The Funds purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Funds' assets equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Funds' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Funds, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Funds during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Funds' organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            57 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the Funds were as follows:

NORTH CAROLINA FUND

                               SIX MONTHS ENDED SEPTEMBER 30, 2007   PERIOD ENDED MARCH 31, 2007 1,2
                                       SHARES               AMOUNT         SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                2,376,712       $   33,972,307        737,964     $   10,740,097
Dividends and/or
distributions reinvested                9,306              132,348          3,903             57,119
Redeemed                              (53,810)            (756,412)        (5,473)           (80,185)
                                    -----------------------------------------------------------------
Net increase                        2,332,208       $   33,348,243        736,394     $   10,717,031
                                    =================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                   28,300       $      396,463          6,300     $       92,241
Dividends and/or
distributions reinvested                   67                  949              8                114
Redeemed                                   (5)                 (69)        (2,141)           (31,341)
                                    -----------------------------------------------------------------
Net increase                           28,362       $      397,343          4,167     $       61,014
                                    =================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                  225,185       $    3,237,090        358,919     $    5,249,530
Dividends and/or
distributions reinvested                5,026               71,621          1,766             25,829
Redeemed                              (40,508)            (571,237)        (3,703)           (54,073)
                                    -----------------------------------------------------------------
Net increase                          189,703       $    2,737,474        356,982     $    5,221,286
                                    =================================================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 6,944.444 shares of Class A at a value of $100,000 and 69.444 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

VIRGINIA FUND

                           SIX MONTHS ENDED SEPTEMBER 30, 2007   PERIOD ENDED MARCH 31, 2007 1,2
                                       SHARES           AMOUNT        SHARES              AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                                  857,439   $   10,866,177       860,844      $   11,089,523
Dividends and/or
distributions reinvested                6,084           76,761         2,261              29,847
Redeemed                              (80,355)        (985,409)      (36,659)           (484,472)
                                      -----------------------------------------------------------
Net increase                          783,168   $    9,957,529       826,446      $   10,634,898
                                      ===========================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                                   21,868   $      285,903        11,184      $      147,680
Dividends and/or
distributions reinvested                  241            3,009            66                 869
Redeemed                                  (10)            (135)           --                  --
                                      -----------------------------------------------------------
Net increase                           22,099   $      288,777        11,250      $      148,549
                                      ===========================================================


            58 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

VIRGINIA FUND Continued

                           SIX MONTHS ENDED SEPTEMBER 30, 2007   PERIOD ENDED MARCH 31, 2007 1,2
                                       SHARES           AMOUNT        SHARES              AMOUNT
-------------------------------------------------------------------------------------------------
CLASS C
Sold                                  180,095   $    2,330,564        99,596      $    1,311,273
Dividends and/or
distributions reinvested                2,119           26,608           375               4,940
Redeemed                              (53,350)        (665,204)       (4,274)            (56,216)
                                      -----------------------------------------------------------
Net increase                          128,864   $    1,691,968        95,697      $    1,259,997
                                      ===========================================================

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,936.508 shares of Class A at a value of $100,000 and 79.365 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2007, were as follows:

                                           INVESTMENT SECURITIES
                                         PURCHASES          SALES
               --------------------------------------------------
               North Carolina Fund   $  35,213,168   $  7,287,238
               Virginia Fund            19,103,370      4,605,927

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with each of the Funds which provides for a fee at an average annual rate as shown in the following table:

               FEE SCHEDULE FOR THE FUNDS
               --------------------------------------------------
               Up to $500 million of net assets             0.55%
               Next $500 million of net assets              0.50
               Next $500 million of net assets              0.45
               Over $1.5 billion of net assets              0.40

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Funds. The Funds each pay OFS a per account fee. For the six months ended September 30, 2007, the Funds paid OFS for services as shown in the following table:

               --------------------------------------------------
               North Carolina Fund                       $  3,202
               Virginia Fund                                2,310

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with each of the Funds, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares.


            59 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Funds have each adopted a Service Plan (the
Plan) for Class A shares. The Funds reimburse the Distributor for a portion of their costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Funds. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreim-bursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Funds under the Plan are detailed in the Statements of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Funds have each adopted Distribution and Service Plans (the Plans) for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Funds or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Funds of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Funds under the Plans are detailed in the Statements of Operations. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B and Class C shares were as follows:

                                          CLASS B    CLASS C
             -----------------------------------------------
             North Carolina Fund         $  6,885   $ 84,865
             Virginia Fund                 16,472     31,985

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Funds. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares are shown in the following table for the six months ended September 30, 2007.

                                                CLASS A         CLASS B         CLASS C
                                CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                              FRONT-END        DEFERRED        DEFERRED        DEFERRED
                          SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
                            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------
North Carolina Fund            $ 21,569            $ --             $ 3         $ 1,861
Virginia Fund                    20,246              34               3           2,291


            60 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Funds for certain expenses so that "Total expenses," excluding expenses attributable to the Funds' investments in inverse floaters, will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2007, the Manager reimbursed the Funds as detailed in the following table.

                                                    CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------
North Carolina Fund                               $ 152,825   $ 1,673   $ 52,189
Virginia Fund                                       182,269     4,350     28,681

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BORROWINGS

The Funds can each borrow money from banks in amounts up to one-third of their total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Funds. The Funds have entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables them to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Funds pledge investment securities in accordance with the terms of the Agreement. Interest is charged to the Funds, based on their borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Funds pay additional fees of 0.30% per annum on their outstanding borrowings to manage and administer the facility and are allocated their pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.


            61 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. BORROWINGS Continued

For the six months ended September 30, 2007, the Funds had borrowings outstanding at an interest rate of 5.5866%. Details of the borrowings for the six months ended September 30, 2007 are listed in the following table.

                                                                                                 MAXIMUM
                                                                                               AMOUNT OF
                                      AVERAGE                                                 BORROWINGS
                                        DAILY                                                 OUSTANDING
                          AVERAGE    INTEREST                         GROSS     GROSS LOAN        AT ANY         FEES     INTEREST
                       DAILY LOAN    RATE FOR                    BORROWINGS     REPAYMENTS     MONTH-END         PAID         PAID
                      BALANCE FOR     THE SIX                    DURING THE     DURING THE    DURING THE   DURING THE   DURING THE
                   THE SIX MONTHS      MONTHS     BORROWINGS     SIX MONTHS     SIX MONTHS    SIX MONTHS   SIX MONTHS   SIX MONTHS
                            ENDED       ENDED    OUTSTANDING          ENDED          ENDED         ENDED        ENDED        ENDED
                        SEPTEMBER   SEPTEMBER   AT SEPTEMBER      SEPTEMBER      SEPTEMBER     SEPTEMBER    SEPTEMBER    SEPTEMBER
                         30, 2007    30, 2007       30, 2007       30, 2007       30, 2007      30, 2007     30, 2007     30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina
Fund                  $ 6,572,678       5.344%   $ 6,800,000   $ 27,200,000   $ 23,900,000   $ 9,500,000      $ 8,550    $ 146,448
Virginia Fund           6,868,852       5.344      9,000,000     19,800,000     14,700,000     9,300,000        9,551      165,321

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


            62 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            63 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


            64 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott
S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester investment team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load North Carolina municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's performance since inception had been better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other North Carolina municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which waiver may be modified or terminated


            65 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

at any time without notice to shareholders. The Board noted that the Fund's actual management fees are lower than its peer group median although its contractual management fees and total expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


            66 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


            67 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

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BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
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OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott
S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester investment team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load Virginia municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's performance since inception had been better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Virginia municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any


            68 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

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OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

time without notice to shareholders. The Board noted that the Fund's actual management fees are lower than its peer group median although its contractual management fees and total expenses were higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


            69 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

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ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is

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      an "interested person" as defined in the Investment Company Act of 1940;
      and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

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ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007